Income taxes (Schedule of the Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes [Abstract]
Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(21.30%)	(23.30%)	(23.40%)
Permanent book-tax differences	(3.70%)	(1.70%)	(1.60%)
Effective tax rate	0.00%	0.00%	0.00%